Discontinued Operations (Notes)	12 Months Ended
Sep. 30, 2016
Discontinued Operations [Abstract]
Disposal Groups, Including Discontinued Operations, Disclosure [Text Block]
Discontinued Operations
Divestiture of Atmos Energy Marketing (AEM)
On October 29, 2016, we entered into a Membership Interest Purchase Agreement (the Agreement) with CenterPoint Energy Services, Inc., a subsidiary of CenterPoint Energy, Inc. (CES) to sell all of the equity interests of AEM. The transaction closed on January 3, 2017, with an effective date of January 1, 2017. CES paid a cash purchase price of $38.3 million plus estimated working capital of $103.2 million for total cash consideration of $141.5 million. Of this amount, $7.0 million was placed into escrow and will be paid to the Company within 24 months, net of any indemnification claims agreed upon between the two companies. We expect to recognize a net gain of $0.03 per diluted share on the sale and complete the working capital true–up during the second quarter of fiscal 2017.
The operating results of our natural gas marketing reportable segment have been reported on the consolidated statements of income as income from discontinued operations, net of income tax.  Accordingly, expenses related to allocable general corporate overhead and interest expense are not included in these results.  The decision to report this segment as a discontinued operation was predicated, in part, on the following qualitative and quantitative factors:  1) the disposal results in the company becoming a fully regulated entity; 2) the fact that an entire reportable segment will be disposed and 3) the fact the disposed segment represented in excess of 30 percent of consolidated revenues over the last five fiscal years.
The tables below set forth selected financial and operational information related to assets, liabilities and operating results related to discontinued operations. Additionally, assets and liabilities related to our natural gas marketing operations are classified as “held for sale” on our consolidated balance sheets at September 30, 2016 and September 30, 2015. Prior period revenues and expenses associated with these assets have been reclassified into discontinued operations. This reclassification had no impact on previously reported consolidated net income.
The following table presents statement of income data related to discontinued operations.

	Year Ended September 30
	2016	2015	2014
	(In thousands)

Operating revenues	$1,005,090	$1,409,071	$1,984,829
Purchased gas cost	968,118	1,359,832	1,923,745
Gross profit	36,972	49,239	61,084
Operating expenses	26,184	30,076	26,957
Operating income	10,788	19,163	34,127
Other nonoperating expense	(2,495)	(3,570)	$(2,252)
Income from discontinued operations before income taxes	8,293	15,593	31,875
Income tax expense	3,731	6,141	12,389
Net income from discontinued operations	$4,562	$9,452	$19,486
The following table presents a reconciliation of the carrying amounts of major classes of assets and liabilities of our natural gas marketing's operations to total assets and liabilities classified as held for sale.

	September 30, 2016	September 30, 2015
	(In thousands)
Assets:
Net property, plant and equipment	$11,905	$13,878
Accounts receivable	93,551	91,675
Gas stored underground	54,246	41,267
Assets from risk management activities	8,743	8,854
Other current assets	5,968	7,108
Goodwill	16,445	16,445
Noncurrent assets from risk management activities	169	—
Deferred charges and other assets	266	62
Total assets of the disposal group classified as held for sale in the statement of financial position	191,293	179,289
Cash	25,417	4,008
Intercompany receivable	—	2,960
Other assets	5	(3,486)
Total assets of disposal group in the statement of financial position	$216,715	$182,771

Liabilities:
Accounts payable and accrued liabilities	$72,268	$76,170
Liabilities from risk management activities	—	3,799
Other current liabilities	9,640	9,502
Deferred credits and other	316	347
Total liabilities of the disposal group classified as held for sale in the statement of financial position	82,224	89,818
Intercompany note payable	35,000	50,000
Tax liabilities	15,471	(200)
Intercompany payables	14,139	—
Other liabilities	3,284	5,870
Total liabilities of disposal group in the statement of financial position	$150,118	$145,488

The following table presents statement of cash flow data related to discontinued operations.

	Year Ended September 30
	2016	2015	2014
	(In thousands)
Depreciation and amortization	$2,304	$2,388	$2,315
Capital expenditures	$321	$226	$1,559
Noncash gain (loss) in commodity contract cash flow hedges	$(33,533)	$38,956	$(4,593)